Significant Accounting Policies	12 Months Ended
Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Significant Accounting Policies
Significant Accounting Policies

A.	Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”) and which were in effect at 30 June 2020.
The consolidated financial statements were authorised for issue by the Board on 15 September 2020.

B.	Basis of Preparation
The consolidated financial statements have been prepared on a historical cost convention, except where IFRS requires or permits fair value measurement.
The principal accounting policies adopted by the Group in the preparation of the consolidated financial statements are set out below.
C. Restatement for reclassification of share premium to merger relief reserve
During 2020 fiscal year, following a review of the share premium account, the Directors have determined that share premium of £17,143,000, which arose during the year ended 30 June 2019 upon settlement of the contingent equity consideration for the acquisition of Velocity Partners, should have been classified as merger relief reserve. The impact of this restatement at 30 June 2019 is to decrease share premium by £17,143,000 to £128,000 with a corresponding increase to the merger relief reserve by £17,143,000 to £21,573,000. There is no impact on total equity, on profit or earnings per share in the current year or any earlier periods.
D. Functional and Presentation Currency
The consolidated financial statements are presented in British Pound Sterling (“Sterling”), which is the Company’s functional currency. All financial information presented in Sterling has been rounded to the nearest thousand, except when otherwise indicated.
E. Cost of Sales
The Group divides cost of sales into two categories: direct cost of sales and allocated cost of sales. Direct cost of sales consists primarily of personnel costs, including salary, bonuses, share-based compensation, benefits and travel expenses for the Group’s employees directly involved in delivery of the Group’s services, as well as software licenses and other costs that relate directly to the delivery of services. Allocated cost of sales consists of the portion of depreciation and amortisation expense and property costs related to delivery of the Group’s services.
F. Use of Estimates and Judgments
The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts for assets, liabilities, income and expenses. Actual result may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimates are revised and in any future periods affected.
The key areas involving estimates and judgments that have the most significant effect on the amounts recognised in the Consolidated Financial Statements, are as follows:
Business Combinations
Business acquisitions are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in our consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognised as goodwill.
We perform valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination and allocate the purchase price to the tangible and intangible assets acquired and liabilities assumed based on our best estimate of fair value. In making these determinations, we are required to make estimates and assumptions that affect the recorded amounts, including future revenue growth, client attrition rates, and discount rates impacting the valuation of client relationship intangible assets. To assist us in making these fair value determinations, we may engage third party valuation specialists.
We determine the appropriate useful life of intangible assets by performing an analysis of cash flows based on historical experience of the acquired businesses. Intangible assets are amortised over their estimated useful lives based on the pattern in which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortisation.
Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of contingent consideration are recognised in profit and loss. At 30 June 2018, the Group held a financial liability measured at fair value of £11.3 million which was considered a major source of estimation uncertainty. During fiscal year ended 30 June 2019, the liability was settled through issuance of new shares, resulting in a fair value adjustment of £5.8 million. The valuation methodology, key assumptions and narrative sensitivity are disclosed in notes 15 and 21.
Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expenses.
Other than contingent consideration as of 30 June 2018, there are no assumptions made about the future and other sources of estimation uncertainty at the balance sheet date that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities acquired within the next financial year.
Further detailed information in relation to business combinations is included in note 15 to the financial statements.
Recoverability of trade and other receivables
We initially recognise trade and other receivables at fair value, which is usually the original invoiced amount. They are subsequently carried at amortised cost using the effective interest method. The carrying amount of these balances approximates to fair value due to the short maturity of amounts receivable.
Trade receivables are non-interest bearing and are generally on 30 to 90 day terms depending on the geographical territory in which sales are generated. We know that certain debts due to us may not be paid through the default of a small number of our customers. Accordingly, we recognise an expected credit loss allowance, which is deducted from the gross carrying amount of the receivable. The allowance is calculated by reference to credit losses expected to be incurred over the lifetime of the receivable. In estimating a loss allowance we consider historical experience and forward-looking informed credit assessment relating to customer specific trends and conditions alongside other factors such as the current state of the economy and particular industry issues. We consider reasonable and supportable information that is relevant and available without undue cost or effort. Due to the global financial uncertainty arising from the COVID-19 pandemic, management has considered the elevated credit risk on trade receivables. In addition, certain balances (where there was an objective evidence of credit impairment) have been provided for on an individual basis.
G. Going concern
The COVID-19 outbreak since early 2020, which has resulted in the implementation of travel restrictions, quarantines and extended shutdowns of certain businesses globally, has brought about additional uncertainties in the Group’s operating environment. The ongoing impact of COVID-19 has resulted in many countries around the world imposing lockdowns, shelter-in-place orders, quarantines, restrictions on travel and mass gatherings, including the cancellation of trade shows and other events, and the extended shutdown of non-essential businesses that cannot be conducted remotely.
The Group has been closely monitoring the impact of the developments on its businesses, mainly because the continuous worsening of global business and economic conditions may impact the stability of operations and could have an adverse impact on the earnings of the Group. While there have been disruptions to manufacturing and supply chains around the world, the impact on the Group’s operations and liquidity has not been substantial. The Group continues to support our customers in keeping their supply chains running.
In accordance with IAS 1 ‘Presentation of financial statements’, and revised FRC guidance on ‘risk management, internal control and related financial and business reporting’, the Directors have considered the funding and liquidity position of the Group and have assessed the Group’s ability to continue as a going concern for the foreseeable future. In doing so, the Directors have reviewed the Group’s budget and forecasts, and have taken into account all available information about the future for a period of at least, but not limited to, 12 months from the date of approval of these financial statements.
The Group meets its day-to-day working capital requirements and medium-term funding requirements through its trading cash flows. At 30 June 2020, the Group had net assets of £236.3m and net current assets of £111.1m, of which £101.3m was cash and cash equivalents. In addition, the Group has a currently unused revolving credit facility (RCF) of £200m. The Directors remain satisfied with the Group’s funding and liquidity position.
In response to the risks outlined above, and its potential impact on the Group’s ability to continue as a going concern, the Directors have considered the business activities and the Group’s principal risks and uncertainties in the context of the current operating environment. This includes possible impacts of the global COVID-19 pandemic on the Group and reviews of liquidity and covenant forecasts. The potential financial impact of the COVID-19 pandemic has been modelled in our cash flow projections to produce a baseline forecast scenario. This baseline scenario reflects the current business disruption, deterioration in economic conditions and the resulting impact on customers and operations.
The Directors have also considered sensitivities in respect of potential downside scenarios over and above the baseline scenario, and the mitigating actions available in concluding that the Group is able to continue in operation for a period of at least 12 months from the date of approval of these financial statements. The specific scenarios modelled included a downside scenario with a U-shaped revenue impact from COVID-19 leading to three quarters of suppressed revenues followed by a gradual recovery, and a severe but plausible downside scenario with a broader U-shaped revenue impact leading to five quarters of suppressed revenues followed by a gradual recovery.
In the downside scenario, forecast revenue has been stressed by an extended period, reducing the baseline revenue forecast by 12%, with no reduction in the costs included in the baseline scenario. In this scenario our closing cash balance for the forecast period is reduced by £56m, but still remains positive at 30th June 2021 and 31st Dec 2021, and no draw-down from the RCF would be required.
In the severe but plausible downside scenario, forecast revenue has been stressed by a further extended period, reducing the baseline revenue forecast by 40%, and reducing baseline forecast cash by £87m. Again however, the resulting forecast cash position remains positive at 30th June 2021 and 31st Dec 2021, and no draw-down from the RCF would be required. This scenario also includes certain cost mitigation adjustments.
Our Q4 revenue in 2020 was £90.5m, which was a sequential decrease of 2% on our Q3 revenue of £92.2m. Q4 revenue was however, 5% and 10% higher than Q2 and Q1 respectively. This demonstrates that despite being in the COVID-19 lockdown environment during Q4, we were able to largely sustain revenue and we have a reasonable baseline which we expect to build on during fiscal 2021.
Throughout each of the scenarios considered, the Group’s cash position continues to remain strong throughout the forecast period. As noted above, the Group has an unused RCF of £200m, funded by a group of banks. On the basis of the Group’s existing cash reserves and projections, the Directors do not expect to need to draw down on the RCF in the foreseeable future, even in the most stressed scenario considered. Should a more extreme downside scenario occur, additional mitigating actions could be taken, such as reductions in other discretionary operating costs and non-committed capital expenditure.
Having considered the outcome of these assessments, the Directors consider that the Group has adequate resources to continue in operation for the foreseeable future, being at least 12 months from the date of approval of these financial statements, and accordingly continue to adopt the going concern basis in preparing the financial statements.
H. Basis of consolidation
The consolidated financial statements incorporate the financial statements of the Group and entities controlled by the Group made up to 30 June each year.
(i)    Business combinations
Business acquisitions are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in the consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognised as goodwill.
The Group performs valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination and allocates the purchase price to the tangible and intangible assets acquired and liabilities assumed based on management’s best estimate of fair value. The Group determines the appropriate useful life of intangible assets by performing an analysis of cash flows based on historical experience of the acquired businesses. Intangible assets are amortised over their estimated useful lives based on the pattern in which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortisation.
Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of contingent consideration are recognised in statement of comprehensive income.
Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expenses.
(ii)    Subsidiaries
Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
(iii)    Transactions eliminated on consolidation
All transactions and balances between Group Entities are eliminated on consolidation, including unrealised gains and losses on transactions between Group Entities. Where unrealised losses on intra-Group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a Group perspective.
I. Foreign Currency
(i)    Foreign currency balances and transactions
Foreign currency transactions are translated into the functional currency of the applicable Group Entity, using the exchange rates prevailing at the dates of the transactions (spot exchange rate). Foreign exchange gains and losses resulting from the settlement of such transactions and from the re-measurement of monetary items denominated in foreign currency at period-end exchange rates are recognised in statement of comprehensive income. Non-monetary items are not retranslated at period-end and are measured at historical cost (translated using the exchange rates at the transaction date), except for non-monetary items measured at fair value which are translated using the exchange rates at the date when fair value was determined.
(ii)    Foreign operations
In the consolidated financial statements, all assets, liabilities and transactions of Group Entities with a functional currency other than Sterling are translated into Sterling upon consolidation. The functional currency of the entities in the Group has remained unchanged during the reporting period.
On consolidation, assets and liabilities have been translated into Sterling at the closing rate at the reporting date. Goodwill and fair value adjustments arising on the acquisition of a foreign entity have been treated as assets and liabilities of the foreign entity and translated into Sterling at the closing rate. Income and expenses have been translated into Sterling at the average rate over the reporting period. Exchange differences are charged/credited to other comprehensive income and recognised in the currency translation reserve in equity. On disposal of a foreign operation, the related cumulative translation differences recognised in equity are reclassified to statement of comprehensive income and are recognised as part of the gain or loss on disposal.
Accounting standards are applied on the assumption that the value of money (the unit of measurement) is constant over time. However, when the rate of inflation is no longer negligible, a number of issues arise impacting the true and fair nature of the accounts of entities that prepare their financial statements on a historical cost basis. To address such issues, entities apply IAS 29 Financial Reporting in Hyperinflationary Economies from the beginning of the period in which the existence of hyperinflation is identified. Based on the statistics published in July 2018, the 3-year cumulative rate of inflation for consumer prices and wholesale prices in Argentina reached a level of about 123% and 119%, respectively. On that basis, Argentina was considered an hyperinflationary economy since July 1, 2018. As 30 June 2020 and 2019 the Company has recognised the effects of inflation in their financial statements. The Company also has a subsidiary in Venezuela that is considered a hyperinflationary economy but the functional currency of this company is the U.S. dollar.
J. Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
(i)    Financial Assets
Initial recognition and measurement
Financial assets are classified, at initial recognition, and subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.
In order for a financial asset to be classified and measured at amortised cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories:
• Financial assets at amortised cost (debt instruments)
• Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)
• Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)
• Financial assets at fair value through profit or loss
Financial assets at amortised cost
The Group measures financial assets at amortised cost if both of the following conditions are met:
• The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
• The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding
Financial assets at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired. The Group’s financial assets at amortised cost includes cash and cash equivalents, trade and substantially all other receivables.
Financial assets at fair value through OCI (debt instruments)
The Group measures debt instruments at fair value through OCI if both of the following conditions are met:
• The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling; and
• The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding
For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the profit or loss and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss. The Group don’t hold any financial assets at fair value through OCI.
Financial assets designated at fair value through OCI (equity instruments)
Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.
Gains and losses on these financial assets are never recycled to profit or loss. The Group don’t hold any financial assets designated at fair value through OCI.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortised cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Financial assets at fair value through profit or loss are carried in the balance sheet at fair value with net changes in fair value recognised in the statement of comprehensive income. The Group does not currently hold any financial assets at fair value through profit or loss.
Derecognition
A financial asset is primarily derecognised when:
• The rights to receive cash flows from the asset have expired; or
• The Group has transferred its rights to receive cash flows from the asset and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
(ii)    Financial Liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
The Group’s financial liabilities include trade and other payables and loans and borrowings including bank overdrafts.
Subsequent measurement
The measurement of financial liabilities depends on their classification, as described below:
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9.
Gains or losses on liabilities held for trading are recognised in the statement of profit or loss.
Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Group has not designated any financial liability as at fair value through profit or loss.
Loans and borrowings
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.
Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the statement of comprehensive income. This category applies to Group’s interest-bearing loans and borrowings.
iii) Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, to realise the assets and settle the liabilities simultaneously.

iv) Impairment
The Group recognises an allowance for expected credit losses (ECLs) for trade receivables and contract assets. The Group applies the simplified approach available in IFRS 9. The allowance is calculated by reference to credit losses expected to be incurred over the lifetime of the receivable. In estimating a loss allowance we consider historical experience and forward-looking informed credit assessment relating to customer specific trends and conditions alongside other factors such as the current state of the economy and particular industry issues. We consider reasonable and supportable information that is relevant and available without undue cost or effort. Due to the global financial uncertainty arising from the COVID-19 pandemic, management has considered the elevated credit risk on trade receivables. In addition, certain balances (where there was an objective evidence of credit impairment) have been provided for on an individual basis.
K. Property, plant and equipment
(i)    Recognition and measurement
Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of an item of property, plant and equipment comprises:
(a) its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates;
(b) any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management; and
(c) the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, the obligation for which an entity incurs either when the item is acquired or as a consequence of having used the item during a particular period for purposes other than to produce inventories during that period.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items.
Any gain or loss on disposal of an item of property, plant and equipment (calculated as the difference between net proceeds from disposal and the carrying amount of the item) is recognised in the statement of comprehensive income.
(ii)    Subsequent costs
Subsequent expenditure is capitalised only when it is probable that future economic benefits associated with the expenditure will flow to the Group. Ongoing repairs and maintenance are expensed as incurred.
(iii)    Depreciation
Items of property, plant and equipment are depreciated on a straight-line basis in profit or loss over the estimated useful lives of each component. Leased assets are depreciated over the shorter of the leased term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the leased term. Land is not depreciated.
Items of property, plant and equipment are depreciated from the date they are installed and are ready for use, or in respect of internally constructed assets, from the date that the asset is completed and ready for use.
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term
Motor vehicles	5 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
L. Intangible assets and goodwill
(i)    Goodwill
Goodwill represents the excess of the aggregate purchase price paid over the fair value of the net assets acquired in our business combinations. Goodwill is not amortised and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Intangible assets generated by new acquisitions are separately assessed for impairment in the year in which the acquisition occurred and are assessed on a consolidated basis with all other acquired intangible assets beginning in the year following the acquisition.
Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of the Group’s use of the acquired assets or the strategy for the Group’s overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.
If the fair value of the reporting unit is less than book value, the carrying amount of the goodwill is compared to its recoverable amount. The estimate of recoverable amount may require valuations of certain internally generated and unrecognised intangible assets. If the carrying amount of goodwill exceeds the recoverable amount of that goodwill, an impairment loss is recognised in an amount equal to the excess. The Group tests for goodwill impairment on 30 June of each year.
(ii)    Other intangible assets
Other intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortisation and accumulated impairment losses.
Other intangible assets that are acquired by the Group in a business combination and have finite useful lives are measured at fair value at acquisition date less accumulated amortisation and accumulated impairment losses.
(iii) Internally-generated intangible assets
Intangible assets arising from development are recognized if, and only if, all the following have been demonstrated:
- the technical feasibility of completing the intangible asset so that it will be available for use or sale;
- the intention to complete the intangible asset and use or sell it;
- the ability to use or sell the intangible asset;
- how the intangible asset will generate probable future economic benefits;
- the ability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset, and
- the ability to measure reliably the expenditure attributable to the intangible asset during its development.
The amount initially recognized for internally-generated assets is the sum of expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred. Subsequent to initial recognition, intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.
(iv)    Subsequent expenditure
Subsequent expenditure is only capitalised when it increases the future economic benefits embodied in the specific asset to which is relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognised in the statement of comprehensive income as incurred.
(v)    Amortisation
Except for goodwill, intangible assets are amortised on a straight-line basis in the statement of comprehensive income over their estimated useful lives, from the date they are available for use.

Client relationship	5 - 10 years
Trade name	5 years
Supplier relationships	5 years
Non-compete agreement	3 years
Computer software	3 - 10 years
Licences	Shorter of licence period and up to 3 years
Software - own work capitalised	3 - 5 years

M. Lease agreements
The Group has applied IFRS 16 using the modified retrospective approach and therefore the comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4. The details of accounting policies under IAS 17 and IFRIC 4 are disclosed separately.
Policy applicable from 1 July 2019
The Group assesses whether a contract is, or contains, a lease at the inception of a contract. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.
This policy is applied to contracts entered into, on or after 1 July 2019.
The Group as a lessee
The Group recognises a right-of-use asset and a lease liability at the lease commencement date with respect to all lease arrangements except for short-term leases (leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the lease payments are recognised as an operating expense on a straight-line basis over the term of the lease.
As the majority of the Group’s lease portfolio relates to property leases of offices and delivery centres, the Group has elected not to separate non-lease components and therefore accounts for the lease and non-lease component as a single lease component.
Right-of-use assets are initially measured at cost, comprising the initial amount of the corresponding lease liability, adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
Right-of-use assets are subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, right-of-use assets are adjusted for any remeasurement of lease liabilities. Right-of-use assets are reviewed for impairment when events or changes in circumstances indicate the carrying value may not be fully recoverable.
Lease liabilities are initially measured at the present value of the lease payments that are due over the lease term, which have not been paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate applicable to each lease. This is the rate that the Group would have to pay for a loan of a similar term, and with a similar security, to obtain an asset of a similar value.
The Group calculates the incremental borrowing rate applicable to each lease by obtaining information from various external sources in relation to interest rates and credit risk and makes certain adjustments to reflect the terms of the lease, the type of asset leased, the country and currency of the lease.
Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments, less any lease incentives receivable;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	amounts expected to be paid under residual value guarantees;

•	the exercise price of any purchase options that are reasonably certain to be exercised;

•	payments due over optional renewal periods that are reasonably certain to be exercised; and

•	penalties for early termination of a lease where we are reasonably certain to terminate early.
Any variable lease payments that do not depend on an index or a rate are recognised as an expense in the period in which the event or condition that triggers the payment occurs.
Lease liabilities are subsequently measured at amortised cost using the effective interest method. Lease liabilities are remeasured if there is a modification, a change in future lease payments due to a renegotiation or market rent review or a change of an index or rate, or the amount expected to be payable under a residual guarantee, or if we change our assessment of whether we will exercise a purchase, renewal or termination option. When a lease liability is remeasured, a corresponding adjustment is made to the related right-of-use asset.
The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.
The Group presents right-of-use assets and lease liabilities as separate line items on the face of the balance sheet.
The Group as a lessor
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease. To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
When the Group is an intermediate lessor, the head-lease and sub-lease are accounted for as two separate contracts. The head lease is accounted for as per the lessee policy above. The sub-lease is classified as a finance lease or operating lease by reference to the right-of-use asset arising from the head lease. Where the lease transfers substantially all the risks and rewards of ownership to the lessee the contract is classified as a finance lease; all other leases are classified as operating leases. If an arrangement contains lease and non-lease components, the Group applies IFRS 15 to allocate the consideration in the contract.
Rental income from operating leases is recognised on a straight-line basis over the term of the relevant lease. Amounts due from lessees under finance sub-leases are recognised as receivables at the amount of the Group’s net investment in the leases, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the discount rate used in the head lease.
Policy applicable before 1 July 2019
Finance lease agreements
Where the Group enters into a lease that entails taking substantially all the risks and rewards of ownership of an asset, the lease is treated as a finance lease. The asset is recorded in the balance sheet as property, plant and equipment and is depreciated in accordance with the above depreciation policies. Future instalments under such leases, net of finance charges, are included within borrowings. Rentals payable are apportioned between the finance element, which is charged to the statement of comprehensive income on a straight-line basis, and the capital element which reduces the outstanding obligation for future instalments.
Operating lease agreements
Rental payments applicable to operating leases where substantially all of the benefits and risks of ownership remain with the lessor are charged to the statement of comprehensive income on a straight-line basis over the period of the lease.
Lease incentives (such as rent-free periods or contributions by the lessor to the lessee’s relocation costs) are considered an integral part of the consideration for the use of the leased asset. Incentives are treated as a reduction of lease income or lease expense. As they are an integral part of the net consideration agreed for the use of the leased asset, incentives are recognised by both the lessor and the lessee over the lease term, with each party using a single amortisation method applied to the net consideration.
Lease payments
Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.
Determining whether an arrangement contains a lease
At the inception of an arrangement, the Group determines whether such an arrangement is or contains a lease. This will be the case if the following two criteria are met:

•	The fulfilment of the arrangement is dependent on the use of a specific asset or assets; and

•	The arrangement contains the right to use the asset(s).
N. Impairment
(i)    Non-financial assets
The carrying amounts of the Group’s non-financial assets, other than deferred tax assets, are reviewed at each reporting period to determine whether there is any indication of impairment. Goodwill and indefinite-lived intangible assets are tested at least annually for impairment.
For impairment assessment purposes, non-financial assets are grouped at the lowest levels for which there are largely independent cash inflows (cash generating units). As a result, some assets are tested individually for impairment and some are tested at cash-generating unit level. Goodwill is allocated to those cash-generating units that are expected to benefit from synergies of the related business combination and represent the lowest level within the Group at which management monitors goodwill.
Cash-generating units to which goodwill has been allocated (determined by the Group’s management as equivalent to its operating segments) are tested for impairment at least annually. All other individual assets or cash-generating units are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset or cash-generating unit’s carrying amount exceeds its recoverable amount, which is the higher of fair value less costs to sell and value-in use.
To determine the value-in-use, management estimates expected future cash flows from each cash generating unit and determines a suitable discount rate in order to calculate the present value of those cash flows. The data used for impairment testing procedures are directly linked to the Group’s latest approved budget, adjusted as necessary to exclude the effects of future reorganisations and asset enhancements. Discount factors are determined individually for each cash-generating unit and reflect management’s assessment of respective risk profiles, such as market and asset-specific risks factors. Impairment losses for cash-generating units reduce first the carrying amount of any goodwill allocated to that cash-generating unit. Any remaining impairment loss is charged pro rata to the other assets in the cash-generating unit. With the exception of goodwill, all assets are subsequently reassessed for indications that an impairment loss previously recognised may no longer exist. An impairment charge is reversed if the cash-generating unit’s recoverable amount exceeds its carrying amount.
(ii)    Non-derivative financial assets
A financial asset not classified as at fair value to profit and loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset, and that loss event(s) had an impact on the estimated future cash flows of the asset that can be estimated reliably.
Objective evidence that financial assets are impaired includes default or delinquency by a debtor, restructuring of an amount due to the Group on terms that the Group would not consider otherwise, indications that a debtor or issuer will enter bankruptcy, adverse changes in the payment status of borrowers or issuers, economic conditions that correlate with defaults or the disappearance of an active market for a security. In addition, for an investment in an equity security, a significant or prolonged decline in its fair value below its cost is objective evidence of impairment.
O. Employee benefits
(i)    Termination benefits
Termination benefits are recognised as an expense when the Group is demonstrably committed, without realistic probability of withdrawal, to a formal detailed plan to either terminate employment before retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits of voluntary redundancies are recognised as an expense if the Group has made an offer to voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If the benefits are payable more than 12 months after the reporting date, then they are discounted to their present value.
(ii)    Short-term employee benefits
Short-term employee benefit obligations are measured at an undiscounted basis and are expensed as the related service is provided. A liability is recognised for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
The Group operates a defined contribution pension scheme for employees. The assets of the scheme are held separately from those of the Group. The annual contributions payable are charged to the statement of comprehensive income.
(iii)    Employee benefit trust
All assets and liabilities of the Endava Limited Guernsey Employee Benefit Trust (“the EBT”) have been consolidated in the consolidated financial statements as the Group has de facto control over the EBT’s net assets. Any assets held by the EBT cease to be recognised on the Consolidated Balance Sheet when the assets vest unconditionally in identified beneficiaries.
The costs of purchasing own shares held by the EBT are shown as a deduction against equity of the Group. The proceeds from the sale of own shares held by the EBT increases shareholders’ funds. Neither the purchase nor sale of own shares leads to a gain or loss being recognised in the Group’s statement of comprehensive income.
(iv)    Employee share schemes and share based payments
The Group issues equity settled share options to its employees. The payments are measured at fair value at date of grant. The fair value of the share options issued is expensed to the statement of comprehensive income account on a straight line basis over the vesting period, based on the Group's estimate of the number of options that will eventually vest, updated at each balance sheet date.
P. Revenue
The Group generates revenue primarily from the provision of its services and recognise revenue in accordance with IFRS 15 – “Revenue from Contracts with Customers.” Revenue is measured at fair value of the consideration received, excluding discounts, rebates, taxes and duties. The Group’s services are generally performed under time-and-material based contracts (where materials consist of travel and out-of-pocket expenses), fixed-price contracts and managed service contracts.
Under time-and-materials based contracts, the Group charges for services based on daily or hourly rates and bills and collects monthly in arrears. Revenue from time-and-materials contracts is recognised as services are performed, with the corresponding cost of providing those services reflected as cost of sales when incurred.
Under fixed-price contracts, the Group bills and collects monthly throughout the period of performance. Revenue is recognised in the accounting periods in which the associated services are rendered. In instances where final acceptance of a deliverable is specified by the client and there is risk or uncertainty of acceptance, revenue is deferred until all acceptance criteria have been met. The cumulative impact of any revision in estimates is reflected in the financial reporting period in which the change in estimate becomes known.
Under managed service contracts, the Group typically bills and collects upon executing the applicable contract and typically recognises revenue over the service period on a straight-line basis. Certain of the Group’s managed service contracts contain service-level commitments regarding availability, responsiveness, security, incident response and/or fulfilment of service and change requests. To the extent the Group has an uncertainty regarding its ability to comply with a service-level commitment, recognition of revenue related to the applicable contract would be deferred until the uncertainty is resolved and revenue recognised would be restricted to the extent of any provision made for potential damages or service-level credits. Further, to the extent the Group believes that it is probable that an outflow of resources may be required to address non-compliance with a service-level commitment, a provision would be made to cover the expected cost.
The Group accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. The Group identifies its distinct performance obligations under each contract. A performance obligation is a promise in a contract to transfer a distinct product or service to the customer. The transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring products or services to a customer. With respect to all types of contracts, revenue is only recognised when the performance obligations are satisfied and the control of the services is transferred to the customer, either over time or at a point in time, at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. Consideration from contracts with customers is allocated to the performance obligations identified based on their relative standalone selling price which is generally directly observable from sales to similarly situated clients. The Group also considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. The Group has concluded that it is the principal in its revenue arrangements because it typically controls the services before transferring them to the customer. Anticipated profit margins on contracts are reviewed monthly by the Group and, should it be deemed probable that a contract will be unprofitable, any foreseeable loss would be immediately recognised in full and provision would be made to cover the lower of the cost of fulfilling the contact and the cost of exiting the contract.
Q. Government grants
Government grants are assistance by government in the form of transfers of resources to the Group in return for past or future compliance with certain conditions relating to the operating activities of the Group. They exclude those forms of government assistance that cannot reasonably have a value placed upon them and transactions with government that cannot be distinguished from the normal trading transactions of the entity. Government grants are accounted for using the income approach under which they are recognised in the statement of comprehensive income on a systematic basis over the periods in which the Group recognises as expenses the related costs for which the grants are intended to compensate.
Following IAS 20 presentation options, the Group presents the grant related to income as a deduction from the related expense.
R. Finance income and finance expense
Finance expense consists primarily of interest expense on borrowings and leases, running costs related to the Company’s revolving credit facility and unwinding of the discount on acquisition holdbacks and contingent consideration. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognised in the statement of comprehensive income using the effective interest method. Finance income consists of interest income on funds invested. Interest income is recognised as it accrues in the statement of comprehensive income, using the effective interest method.
Finance income and finance costs also reflect the net effect of realised and unrealised foreign currency exchange gains and losses.
S. Income taxes
Tax expense recognised in the statement of comprehensive income comprises the sum of deferred tax and current tax not recognised in other comprehensive income or directly in equity.
Current income tax assets and/or liabilities comprise those obligations to, or claims from, fiscal authorities relating to the current or prior reporting periods, that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.
Amounts receivable in respect of research and development tax credits are recognised in the financial statements in the year in which the related expenditure was incurred, provided there is sufficient evidence that these amounts are recoverable. These credits are recognised within cost of sales in the group statement of comprehensive income.
Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. However, deferred tax is not provided on the initial recognition of goodwill, or on the initial recognition of an asset or liability unless the related transaction is a business combination or affects tax or accounting profit. Deferred tax on temporary differences associated with investments in subsidiaries is not provided if reversal of these temporary differences can be controlled by the Group and it is probable that reversal will not occur in the foreseeable future.
Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realisation, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax assets are recognised to the extent that it is probable that they will be able to be utilised against future taxable income, based on the Group’s forecast of future operating results which is adjusted for significant non-taxable income and expenses and specific limits to the use of any unused tax loss or credit. Deferred tax liabilities are always provided for in full.
Deferred tax assets and liabilities are offset only when the Group has a right and intention to set off current tax assets and liabilities from the same taxation authority.
Changes in deferred tax assets or liabilities are recognised as a component of tax income or expense in the statement of comprehensive income, except where they relate to items that are recognised in other comprehensive income or directly in equity, in which case the related deferred tax is also recognised in other comprehensive income or equity, respectively.
T. Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, together with other short-term, highly liquid investments that are readily convertible into known amounts of cash and that are subject to an insignificant risk of changes in value.
U. Equity, reserves and dividend payments
Share capital represents the nominal value of shares that have been issued.
Share premium includes any premiums received on issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related income tax benefits.
Other components of equity include the following:

•	Translation reserve comprises foreign currency translation differences arising from the translation of financial statements of the group’s foreign entities into Sterling;

•	Capital redemption reserve is created to maintain the statutory capital maintenance requirements of the Companies Act 2006;

•	Merger relief reserve balance represents the fair value of the consideration given in excess of the nominal value of the ordinary shares issued in a business combination; and

•	Retained earnings include all current and prior period retained profits.
All transactions with equity shareholders of the Company are recorded separately within equity. Dividend distributions payable to equity shareholders of the Company are included in other liabilities when the dividends have been approved in a general meeting prior to the reporting date.
Investment in own shares represents shares held by the EBT.
The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is determined by dividing the profit or loss attributable to equity holders of the Company, adjusted by fair value movement of financial liabilities and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which include awards under share award schemes and share options granted to employees.
V. Share split
On 6 July 2018, the Company completed a five for one share split of each class of ordinary shares. This share split has been reflected in the financial statements impacting earnings per share calculations and disclosures regarding the number of ordinary shares. This is reflected in Notes 13, 24, 26 and 27 of these financial statements.